Balance Sheet Components	12 Months Ended
Dec. 31, 2024
BALANCE SHEET COMPONENTS [Abstract]
Balance Sheet Components
8.	BALANCE SHEET COMPONENTS (IN THOUSANDS)

	As of December 31,
	2023	2024
Accounts receivable, net
Accounts receivable	$83,762	$66,161
Allowance for credit losses	(12,144)	(12,399)

	$71,618	$53,762

	As of December 31,
	2023	2024
Prepaid and other current assets
Matching loans due from a related party (See Note 9)	$33,665	$33,170
Prepaid taxes	17,183	25,698
Prepaid revenue-sharing costs	12,400	7,865
Prepaid content and license costs (1)	5,964	6,531
Prepaid professional fees	1,970	2,112
Prepaid rental deposits	1,126	1,121
Employee advances	534	507
Prepaid advertising and promotion expenses	645	331
Interest receivable from bank deposits with original maturities of three months or less	447	297
Prepaid office rent and facilities expenses	290	133
Receivables from third party payment platforms	1,144	0
Others	6,603	5,810

	$81,971	$83,575

Other short-term liabilities
Matching loans due to a related party (See Note 9)	34,123	34,123
Share-based awards in Changyou (See Note 18)	27,831	26,772
Deposits from customers	10,187	5,917
Lease liabilities	1,187	1,723
Contract deposits from advertisers	1,743	1,564
Consideration payable for equity investments	695	685
Others	5,716	5,538

	$81,482	$76,322

Note
(1)
: Changyou recognized im
pa
irment losses of $
0.9
million and $
5.8
 million for prepaid and other current assets related
to
content and game licenses for
2024
and
2023
, respectively.

	As of December 31,
	2023	2024
Receipts in advance and deferred revenue
Receipts in advance relating to:
Brand advertising business	$2,527	$1,995
Online game business	3,050	3,074
Other business	4,947	2,290

Total receipts in advance	10,524	7,359
Deferred revenue	40,305	43,648

	$50,829	$51,007